SHAREHOLDERS' EQUITY - Preference and Ordinary Shares (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares
Preference Shares
Shares authorized (in shares)	2,000,000		2,000,000	2,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Shares issued (in shares)	0		0	0
Shares outstanding (in shares)	0		0	0
Ordinary Shares
Shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Par value (per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Number of vote per share | Vote	1		1	1
Shares issued (in shares)	3,600,000		4,331,351	4,178,231
Shares outstanding (in shares)	3,600,000		4,331,351	4,178,231
Number of shares subject to possible redemption	13,800,000		13,068,649
Minimum net tangible asset upon consideration of ordinary shares redemption | $	$ 5,000,001
Redemption price per share | $ / shares	$ 10.00
Common stock value subject to redemption | $	$ 138,000,000	$ 9,900
Number of founder shares not subject to forfeiture (in shares)			2,887,500